Accounts Receivable - Summary of Aging Analysis of Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 13,964	$ 2,146	¥ 13,622
Within one month [member]
Disclosure of financial assets [Line Items]
Accounts receivable	7,184		6,557
More than one month to three months [member]
Disclosure of financial assets [Line Items]
Accounts receivable	2,763		3,181
More than three months to one year [member]
Disclosure of financial assets [Line Items]
Accounts receivable	2,737		2,869
More than one year [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 1,280		¥ 1,015